Condensed Consolidated Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jan. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member]	Jun. 30, 2013 Eliminations [Member]	Dec. 31, 2012 Eliminations [Member]	Jun. 30, 2012 Eliminations [Member]	Dec. 31, 2011 Eliminations [Member]	Dec. 31, 2012 Eliminations [Member] Successor [Member]	Dec. 31, 2011 Eliminations [Member] Successor [Member]	Jan. 31, 2011 Eliminations [Member] Successor [Member]	Jun. 30, 2013 Parent Company [Member]	Dec. 31, 2012 Parent Company [Member]	Jun. 30, 2013 Guarantor Subsidiaries [Member]	Dec. 31, 2012 Guarantor Subsidiaries [Member]	Jun. 30, 2012 Guarantor Subsidiaries [Member]	Dec. 31, 2011 Guarantor Subsidiaries [Member]	Dec. 31, 2012 Guarantor Subsidiaries [Member] Successor [Member]	Dec. 31, 2011 Guarantor Subsidiaries [Member] Successor [Member]	Jan. 31, 2011 Guarantor Subsidiaries [Member] Successor [Member]	Jun. 30, 2013 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2012 Non-Guarantor Subsidiaries [Member]	Jun. 30, 2012 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2012 Non-Guarantor Subsidiaries [Member] Successor [Member]	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member] Successor [Member]	Jan. 31, 2011 Non-Guarantor Subsidiaries [Member] Successor [Member]	Dec. 31, 2012 Parent [Member] Successor [Member]	Dec. 31, 2011 Parent [Member] Successor [Member]	Jan. 31, 2011 Parent [Member] Successor [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	$ 1,389	$ 716	$ 186	$ 154	$ 716	$ 154	$ 61		$ 0		$ 0	$ 0				$ 398	$ 533	$ 882	$ 82	$ 143	$ 107	$ 82	$ 104	$ 52	$ 109	$ 101	$ 43	$ 47	$ 101	$ 50	$ 9	$ 533
Investment in subsidiaries									(1,132)	(1,595)			(1,595)	(1,027)		(878)	(622)	1,553	1,760			1,760	570		457	457			457	457		(622)
Other current assets	1,265	1,457			1,457	615			(9,173)	(8,300)			(8,300)	(629)		6,285	6,047	2,048	2,181			2,181	918		2,105	1,529			1,529	326		6,047
Property, plant and equipment, net	1,309	1,423			1,423	504												729	747			747	450		580	676			676	54
Mineral leaseholds, net	1,321	1,439			1,439	38												766	796			796	38		555	643			643
Other assets	563	476			476	346										(3)	(3)	382	401			401	336		184	78			78	10		(3)
Total Assets	5,847	5,511			5,511	1,657			(10,305)	(9,895)			(9,895)	(1,656)		5,802	5,955	6,360	5,967			5,967	2,416		3,990	3,484			3,484	897		5,955	0
Current liabilities	336	467			467	281			(1,155)	(539)			(539)	(47)		473	560	842	133			133	267		176	313			313	61		560
Long-term debt	2,390	1,605			1,605	421												901	902			902	421		1,489	703			703
Other long-term liabilities	531	557			557	203			(7,947)	(7,709)			(7,709)	(574)		933	882	7,136	6,978			6,978	211		409	406			406	566		882
Total Liabilities	3,257	2,629			2,629	905			(9,102)	(8,248)			(8,248)	(621)		1,406	1,442	8,879	8,013			8,013	899		2,074	1,422			1,422	627		1,442
Total Equity	2,590	2,882	3,412	752	2,882	752		564	(1,203)	(1,647)			(1,647)			4,396	4,513	(2,519)	(2,046)			(2,046)			1,916	2,062			2,062			4,513	752
Total Shareholders' Equity	2,384	2,649			2,649	752								(1,035)									1,517							270
Total Liabilities and Equity	$ 5,847	$ 5,511			$ 5,511	$ 1,657			$ (10,305)	$ (9,895)			$ (9,895)	$ (1,656)		$ 5,802	$ 5,955	$ 6,360	$ 5,967			$ 5,967	$ 2,416		$ 3,990	$ 3,484			$ 3,484	$ 897		$ 5,955